CONSOLIDATED STATEMENTS OF INCOME (LOSS) AND COMPREHENSIVE INCOME (LOSS) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF INCOME (LOSS) AND COMPREHENSIVE INCOME (LOSS)
Net revenues	$ 692,112,964	$ 227,142,876	$ 32,582,115
Cost of goods sold (including inventory written down of $2,601,368, $1,694,336 and $12,166,659 for the years ended December 31, 2010, 2011 and 2012, respectively)	(537,637,860)	(183,801,334)	(29,374,315)
Gross Profit	154,475,104	43,341,542	3,207,800
Fulfillment expenses (including shipping and handling expenses of $4,318,131, $29,416,463 and $53,897,805 for the years ended December 31, 2010, 2011 and 2012, respectively) (Note 16 (e))	(96,523,444)	(45,478,327)	(5,809,118)
Marketing expenses (Note 16 (e))	(32,272,629)	(15,253,325)	(2,438,066)
Technology and content expenses (Note 16 (e))	(14,644,113)	(5,516,361)	(562,120)
General and administrative expenses (Note 16 (e))	(25,541,812)	(84,575,539)	(2,843,583)
Total operating expenses	(168,981,998)	(150,823,552)	(11,652,887)
Other income	2,563,321	564,182	78,675
Loss from operations	(11,943,573)	(106,917,828)	(8,366,412)
Interest expenses	(222,868)	(494,509)
Interest income	3,558,013	122,437	564
Exchange gain (loss)	(157,473)	18,375
Loss before income taxes	(8,765,901)	(107,271,525)	(8,365,848)
Income tax expense (Note 12)	(706,173)
Net loss	(9,472,074)	(107,271,525)	(8,365,848)
Deemed dividend on issuance of Series A Preferred Shares		(49,214,977)
Net loss attributable to ordinary shareholders	(9,472,074)	(156,486,502)	(8,365,848)
Net loss per share (Note 13)
- Basic (in dollars per share)	$ (0.11)	$ (3.38)	$ (0.18)
- Diluted (in dollars per share)	$ (0.11)	$ (3.38)	$ (0.18)
Weighted average numbers of shares used in calculating net loss per share:
- Basic (in shares)	88,849,206	46,255,574	47,775,000
- Diluted (in shares)	88,849,206	46,255,574	47,775,000
Comprehensive loss
Net loss	(9,472,074)	(107,271,525)	(8,365,848)
Other comprehensive (loss) income, net of tax:
Foreign currency translation adjustments	994,606	(569,628)	(195,771)
Comprehensive loss	$ (8,477,468)	$ (107,841,153)	$ (8,561,619)